Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment, Net

	Buildings and improvements	Telecommunications network plant and equipment	Furniture, fixture, motor vehicles and other equipment	Total
	RMB	RMB	RMB	RMB
Cost/Deemed cost:
Balance at January 1, 2016, as previously reported	97,459	819,257	29,607	946,323
Adjusted for the Eighth Acquisition (Note 1)	—	61	3	64
Balance at January 1, 2016, as restated	97,459	819,318	29,610	946,387
Additions	664	1,335	480	2,479
Transferred from construction in progress	2,053	78,287	1,739	82,079
Disposals	(754)	(74,976)	(1,753)	(77,483)
Disposal of a subsidiary	—	—	(3)	(3)
Reclassification	87	(128)	41	—

Balance at December 31, 2016, as restated	99,509	823,836	30,114	953,459

Additions	583	532	410	1,525
Transferred from construction in progress	1,967	87,129	1,707	90,803
Disposals	(709)	(68,719)	(1,936)	(71,364)
Disposal of a subsidiary	—	(33)	—	(33)
Reclassification	(18)	(272)	290	—

Balance at December 31, 2017	101,332	842,473	30,585	974,390

Accumulated depreciation and impairment:
Balance at January 1, 2016, as previously reported	(47,102)	(504,015)	(21,225)	(572,342)
Adjusted for the Eighth Acquisition (Note 1)	—	(39)	(2)	(41)
Balance at January 1,2016, as restated	(47,102)	(504,054)	(21,227)	(572,383)
Depreciation and impairment charge for the year	(4,527)	(56,956)	(2,267)	(63,750)
Written back on disposals	681	70,010	1,652	72,343
Disposal of a subsidiary	—	—	2	2
Reclassification	(70)	83	(13)	—

Balance at December 31, 2016, as restated	(51,018)	(490,917)	(21,853)	(563,788)

Depreciation and impairment charge for the year	(4,326)	(63,903)	(2,145)	(70,374)
Written back on disposal	620	63,553	1,839	66,012
Disposal of a subsidiary	—	17	—	17
Reclassification	18	184	(202)	—

Balance at December 31, 2017	(54,706)	(491,066)	(22,361)	(568,133)

Net book value at December 31, 2017	46,626	351,407	8,224	406,257

Net book value at December 31, 2016, as restated	48,491	332,919	8,261	389,671